AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2025

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	$11,013,079	$21,449,830	13.84%	Quarterly (7)
Total Credit - Convertible Arbitrage		11,013,079	21,449,830	13.84
Event Driven Arbitrage (5)
Davidson Kempner Partners	03/01/11 - 07/01/12	14,277,956	30,162,420	19.46	Semi-Annual
Farallon Capital Offshore Investors, Inc.	05/01/10 - 04/01/12	12,495,939	30,859,558	19.91	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/16	11,081,448	21,009,299	13.55	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,835	144,765	0.09	In Liquidation (8)
Total Event Driven Arbitrage		38,135,178	82,176,042	53.01

Fixed Income Arbitrage (6)
FFIP, L.P.	05/01/10 - 04/01/12	12,875,528	29,393,949	18.96	Annual (7)
Parsec Onshore Partners, L.P.	03/01/11 - 03/01/25	10,466,651	19,321,802	12.47	Monthly (9)
Total Fixed Income Arbitrage		23,342,179	48,715,751	31.43

Total investments in Portfolio Funds		72,490,436	152,341,623	98.28

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 4.1206%(3) (Shares 3,057,468)		3,057,468	3,057,468	1.97

Total investments		$75,547,904	$155,399,091	100.25%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2025

(1) Percentages are based on Members’ Capital of $155,012,150.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2025.

(4) Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.

(5) Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.

(6) Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

(7) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(8) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

(9) Portfolio Fund subject to lock-up provision up to one year.

The aggregate cost of investments for tax purposes was $136,803,562. Net unrealized appreciation on investments for tax purposes was $18,595,529 consisting of $22,539,209 of gross unrealized appreciation and $3,943,680 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.28% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
Centerbridge Credit Partners, L.P.	11/01/20	$4,453,140	$5,582,015	15.57%	In Liquidation (7)
Davidson Kempner Distressed Opportunities Fund LP	05/01/13 - 11/01/20	2,847,444	3,971,767	11.08	In Liquidation (7)
Total Distressed - Long Biased		7,300,584	9,553,782	26.65

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	04/01/09 - 11/01/20	6,983,501	9,989,410	27.87	In Liquidation (7)
Carronade Capital Partners, LP	07/01/21	3,935,784	4,793,443	13.37	Quarterly (6)
King Street Capital, L.P.	07/01/08	3,591,965	7,494,028	20.91	Quarterly (6)
Total Distressed - Variable Biased		14,511,250	22,276,881	62.15

Total investments in Portfolio Funds		21,811,834	31,830,663	88.80

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 4.1206%(3) (Shares 4,675,691)		4,675,691	4,675,691	13.04

Total investments		$26,487,525	$36,506,354	101.84%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2025

(1) Percentages are based on Members’ Capital of $35,847,171.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2025.

(4) Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.

(5) Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.

(6) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(7) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $38,454,776. Net unrealized depreciation on investments for tax purposes was $1,948,422 consisting of $4,409,369 of gross unrealized appreciation and $6,357,791 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 88.80% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	05/01/15	$5,448,684	$13,980,128	6.88%	Monthly
Sachem Head LP	09/01/17	4,064,475	11,405,629	5.62	Quarterly (7)
The Children's Investment Fund LP	05/01/20	5,000,000	10,411,000	5.13	Monthly
Total Directional Equity		14,513,159	35,796,757	17.63

Equity Hedged - Generalist (5)
Junto Capital Partners LP	08/01/19 - 10/01/19	13,490,498	21,901,315	10.79	Quarterly (7)
Lakewood Capital Partners, LP	05/01/19	8,316,021	13,757,846	6.78	Quarterly
MW Market Neutral TOPS Fund	10/01/20	5,098,753	15,435,476	7.60	Monthly
MW TOPS Fund	10/01/17 - 05/01/19	10,072,692	15,766,756	7.77	Monthly
Naya Fund LP	06/01/19 - 07/01/19	7,537,289	13,398,064	6.60	Quarterly
Viking Global Equities LP	11/01/07 - 03/01/11	5,465,681	21,430,092	10.55	Annual
Total Equity Hedged - Generalist		49,980,934	101,689,549	50.09

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	1,995,337	8,202,670	4.04	Quarterly (7)
Encompass Capital Fund L.P.	05/01/22	7,753,645	11,679,269	5.75	Quarterly (7)
Long Pond Capital QP Fund, LP	02/01/14	4,859,619	9,696,206	4.78	Quarterly (7)
North River Partners, L.P.	11/01/13	4,271,634	8,091,380	3.99	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	11,235,784	17,662,655	8.70	Quarterly (7)
Total Equity Hedged - Sector Specialist		30,116,019	55,332,180	27.26

Total investments in Portfolio Funds		94,610,112	192,818,486	94.98

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 4.1206%(3) (Shares 10,594,472)		10,594,472	10,594,472	5.22

Total investments		$105,204,584	$203,412,958	100.20%

(1) Percentages are based on Members’ Capital of $203,003,273.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2025.

(4) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.

(5) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.

(6) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

(7) Portfolio Fund subject to investor-level percentage limitations on redemptions.

The aggregate cost of investments for tax purposes was $136,990,893. Net unrealized appreciation on investments for tax purposes was $66,422,065 consisting of $67,660,049 of gross unrealized appreciation and $1,237,984 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.98% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of April 30, 2025:

Aetos Multi-Strategy Arbitrage Fund, LLC Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$152,341,623
Money Market Investment	3,057,468	—	—	3,057,468
Total Investments	$3,057,468	$—	$—	$155,399,091

Aetos Distressed Investment Strategies Fund, LLC Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$31,830,663
Money Market Investment	4,675,691	—	—	4,675,691
Total Investments	$4,675,691	$—	$—	$36,506,354

Aetos Long/Short Strategies Fund, LLC Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$192,818,486
Money Market Investment	10,594,472	—	—	10,594,472
Total Investments	$10,594,472	$—	$—	$203,412,958

(1) In accordance with ASC 820 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.